INCOME TAXES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 1,993,815	$ 2,064,886
Offsetting presentation	(524,303)	(521,262)
Net Effect	1,469,512	1,543,624	$ 1,785,915
Property, plant and equipment [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	1,374,164	1,415,101
Financial Instruments [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	18,887	26,766
Biological Assets [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	469,770	475,592
Inventory [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	56,101	57,619
Prepaid Expenses [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	34,889	36,837
Intangible [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	6,089	10,420
Other Taxable Temporary Differences [member]
Income Tax [Line Items]
Total Deferred Tax Liabilities	$ 33,915	$ 42,551